Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payment Terms	The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.
Gain for the recovery of taxes		$ 903
Estimated future taxable income	$ 249
Description of useful life, property, plant and equipment	straight line over 4 years
Non-current receivables	$ 2,440	1,900
I R P J And C S L L [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	6,043	4,983
Other taxes	30,020	10,712
Sales Taxes P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables	$ 657	$ 594